Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTIES-IN-INTEREST TRANSACTIONS	PARTIES-IN-INTEREST TRANSACTIONS
Under U.S. Department of Labor regulations, parties-in-interest are defined as fiduciaries of the Plan, any party rendering services to the Plan, the employer, and certain other related parties. Transactions between the Plan and parties-in-interest are subject to prohibited transaction rules but may qualify for exemptions under ERISA. The Plan does not reimburse administrative functions performed by Plan management or certain expenses paid directly by the Company.
Certain Plan investments include shares of mutual funds and collective investment trusts managed by the Trustee as defined by the Plan. These transactions qualify as parties-in-interest transactions, which are exempt from prohibited transaction rules. The Plan also invests in the common stock of the Plan Sponsor as well as notes receivable from Plan participants, both of which qualify as parties-in-interest to the Plan and are exempt from prohibited transaction rules (see Note 3, "Risks and Uncertainties", and Note 4, "Investments").